Average Annual Total Returns - Thrivent Real Estate Securities Portfolio	Class A 1 Year	Class A 5 Years	Class A 10 Years	FTSE NAREIT All Equity REITs Index(reflects no deduction for fees, expenses or taxes) 1 Year	FTSE NAREIT All Equity REITs Index(reflects no deduction for fees, expenses or taxes) 5 Years	FTSE NAREIT All Equity REITs Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	(5.35%)	5.49%	8.66%	(5.12%)	6.70%	9.27%